Accounts Receivable	12 Months Ended
Mar. 31, 2013
Accounts Receivable
6.	Accounts receivable

Changes in the allowances for uncollectible accounts receivable are as follows:

	As of March 31,
	2011		2012	2013
	(In millions)
Beginning balance	Rs.	2,502	Rs. 2,452	Rs.	3,267	US$	60
Additional allowances for the year		974	1,070		1,255		23
Recoveries		(490)	(423)		(363)		(7)
Uncollectible receivables written off		(527)	—		(57)		(1)
Foreign currency translation adjustment		(7)	168		55		1

Ending balance	Rs.	2,452	Rs. 3,267	Rs.	4,157	US$	76

The Company has customer concentration risk, as disclosed in the table below showing the aggregated accounts receivable for five largest customers as of March 31, 2012 and 2013, respectively. Tata Communications’ exposure to other customers is diversified, and no other single customer has more than 1.8% and 1.9% of outstanding accounts receivable at March 31, 2012 and 2013 respectively.

Balances due from major customers are as follows:

	As of March 31, 2012
	(In millions, except percentages)
Customer H	Rs.	2,958	11%
Customer F		1,349	5%
Customer Q		808	3%
Customer G		613	2%
Customer C		464	2%
Others		20,020	77%

Total	Rs.	26,212	100%

	As of March 31, 2013
	(In millions, except percentages)
Customer H	Rs.	3,715	US$	68	12%
Customer Q		1,838		34	6%
Customer G		888		16	3%
Customer S		786		15	2%
Customer R		618		11	2%
Others		24,265		445	75%

Total	Rs.	32,110	US$	589	100%